Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	6 Months Ended
Jun. 30, 2021
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total
	(in thousands)
Division Revenues:
3 Months ended 06/30/2021	$9,519	$9,628	$10,247	$10,709	$7,279	$7,021	$5,973	$8,612	$68,988
3 Months ended 06/30/2020	$9,430	$8,789	$9,542	$9,186	$6,276	$5,987	$5,198	$7,701	$62,109
6 Months ended 06/30/2021	$19,226	$19,130	$20,491	$21,184	$14,502	$13,718	$11,950	$17,140	$137,341
6 Months ended 06/30/2020	$19,640	$17,970	$19,705	$18,977	$12,837	$12,291	$10,914	$16,207	$128,541

Division Profit:
3 Months ended 06/30/2021	$3,892	$4,970	$5,388	$5,289	$3,040	$2,754	$1,225	$4,055	$30,613
3 Months ended 06/30/2020	$2,908	$3,506	$3,846	$2,650	$1,740	$1,450	$1,107	$2,192	$19,399
6 Months ended 06/30/2021	$7,482	$9,811	$10,527	$9,807	$6,011	$4,751	$2,869	$7,562	$58,820
6 Months ended 06/30/2020	$6,161	$7,260	$8,029	$5,843	$3,737	$2,746	$2,510	$5,175	$41,461

Division Assets:
06/30/2021	$105,128	$113,817	$116,518	$137,893	$81,597	$83,791	$81,091	$102,802	$822,637
12/31/2020	$106,982	$112,168	$117,199	$136.558	$77,143	$82,332	$69,344	$103,048	$804,774

	3 Months Ended 06/30/2021	3 Months Ended 06/30/2020	6 Months Ended 06/30/2021	6 Months Ended 06/30/2020
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$68,988	$62,109	$137,341	$128,541
Corporate finance charges earned, not allocated to divisions	23	21	45	52
Corporate investment income earned, not allocated to divisions	1,695	1,669	3,738	3,449
Timing difference of insurance income allocation to divisions	2,098	1,531	4,944	3,830
Other revenue not allocated to divisions	4	3	6	5
Consolidated Revenues (1)	$72,808	$65,333	$146,074	$135,877

	3 Months Ended 06/30/2021	3 Months Ended 06/30/2020	6 Months Ended 06/30/2021	6 Months Ended 06/30/2020
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$30,613	$19,399	$58,820	$41,461
Corporate earnings not allocated	3,820	3,224	8,733	7,336
Corporate expenses not allocated	(22,701)	(17,055)	(43,813)	(40,394)
Consolidated Income Before Income Taxes	$11,732	$5,568	$23,740	$8,403

Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.